Convertible Loan Receivable (Details) € in Thousands, $ in Thousands		12 Months Ended
	Jan. 13, 2026 shares	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Aug. 08, 2025 USD ($)	Aug. 08, 2025 EUR (€)
Debt Instrument [Line Items]
Outstanding principal and accrued interest		25.00%
Primary loan			$ 2,977	€ 2,192
Additional loan			260	€ 192
Primary Loan [Member]
Debt Instrument [Line Items]
Principal amount					$ 2,718	€ 2,000
Interest rate					7.50%	7.50%
Outstanding principal and accrued interest		19.90%
Additional Loan [Member]
Debt Instrument [Line Items]
Option, exercisable of additional loan | €		€ 1,000
GBP [Member]
Debt Instrument [Line Items]
Additional loan | $			$ 31
Subsequent Event [Member] | Wigan Topco Limited (“Wigan”) [Member]
Debt Instrument [Line Items]
Ownership percentage	35.80%
Subsequent Event [Member] | Wigan Topco Limited (“Wigan”) [Member] | Ordinary Shares [Member]
Debt Instrument [Line Items]
Shares transfer | shares	4,774